SUMMARY OF SIGNIFICANT POLICIES - Schedule of Residual Value Rate and Useful Life of Property and Equipment (Details)	Dec. 31, 2025
Electronic equipment [Member]
Property, Plant, and Equipment [Line Items]
Residual value rate	5.00%
Useful life	3 years
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Residual value rate	5.00%
Useful life	5 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Residual value rate	0.00%